Signature Broker-Dealer Services, Inc.
6 St. James Avenue
Boston, Massachusetts  02116


December 10, 1996

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Domini Social Equity Fund -  File  Nos.   33-29180  and  811-5823  (the
     "Registrant") Statement of Additional Information dated November 29, 1996.

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 9 to the Registrant's registration statement on Form N-1A would not have differed from that contained in said Amendment, which is the most recent amendment to such registration statement and was filed electronically on November 27, 1996.

     Please direct any comments or questions concerning this certificate to the undersigned at (617) 423-0800.

Very truly yours,

DOMINI SOCIAL EQUITY FUND


By:  /s/ LINDA T. GIBSON
     Linda T. Gibson
     Assistant Secretary